Intangible assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Development Costs	Technology Asset	Total
Cost
Balance at December 31, 2019	$-	$-	$-
Additions	163,230	-	163,230
Additions through acquisition (Note 4)	-	481,472	481,472
Balance at September 30, 2020	$163,230	$481,472	$644,702

	TASCS	PhantomTM	PARA OPSTM	PARA OPSTM	ARWENTM	Customer	Purchase
Cost	System	System	System	Patent	Tradename	Relationships	Orders	Total
Balance at September 30, 2020	$163,230	$481,472	$-	$-	$-	$-	$-	$644,702
Additions	-	83,228	-	-	-	-	-	83,228
Acquisition (Note 4(b))	-	-	2,906,219	-	-	-	-	2,906,219
Transferred to cost of sales	(107,854)	-	-	-	-	-	-	(107,854)
Impairment charge	(55,376)	-	-	-	-	-	-	(55,376)
Balance at September 30, 2021	-	$564,700	$2,906,219	$-	$-	$-	$-	$3,470,919
Additions	-	584,885	562,996	28,783	-	-	-	1,176,664
Acquisition (Note 4(a))	-	-	-	-	44,000	50,000	100,000	194,000
Amortization	-	-	-	-	(6,968)	(3,959)	-	(10,927)
Recognition of open orders	-	-	-	-	-	-	(87,802)	(87,802)
Balance at September 30, 2022	$-	$1,149,585	$3,469,215	$28,783	$37,032	$46,041	$12,198	$4,742,854